UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-4256
State Street Research Exchange Trust
(Exact name of registrant as specified in charter)
One Financial Center, Boston, MA		02111
(Address of principal executive offices)		(Zip code)
Richard S. Davis, President and Chief Executive Officer State Street Research One Financial Center, Boston, MA 02111
(Name and address of agent for service)

Registrant’s telephone number, including area code:		617-357-1200

Date of fiscal year end:	12/31

Date of reporting period:	7/1/04 - 9/30/04

Item 1: Schedule of Investments

State Street Research Exchange Fund

Portfolio Holdings September 30, 2004 (Unaudited)

Issuer	Shares	Value

Common Stocks 99.1%

Automobiles & Transportation 1.7%

Automobiles 1.7%
General Motors Corp.	112,800	$4,791,744
Total Automobiles & Transportation		4,791,744

Consumer Discretionary 8.4%

Retail 8.4%
Target Corp.	273,222	12,363,295
Wal-Mart Stores Inc.	223,200	11,874,240
Total Consumer Discretionary		24,237,535

Consumer Staples 11.9%

Beverages 4.5%
Anheuser-Busch Inc.	192,315	9,606,134
Coca-Cola Co.	87,735	3,513,787
		13,119,921

Foods 1.5%
General Mills Inc.	96,508	4,333,209

Household Products 4.6%
Procter & Gamble Co.	246,400	13,335,168

Tobacco 1.3%
Altria Group Inc.	77,000	3,622,080
Total Consumer Staples		34,410,378

Financial Services 19.2%

Banks & Savings & Loan 1.7%
JPMorgan Chase & Co.	124,728	4,955,443

Financial Data Processing Services & Systems 4.0%
First Data Corp.	266,480	11,591,880

Insurance 2.5%
American International Group Inc.	106,800	7,261,332

Miscellaneous Financial 11.0%
American Express Co.	305,626	15,727,514
Federal National Mortgage Assoc.	88,105	5,585,857
SLM Corp.	233,200	10,400,720
		31,714,091
Total Financial Services		55,522,746

Health Care 17.4%

Drugs & Biotechnology 16.2%
AstraZeneca Plc ADR	76,000	3,125,880
Johnson & Johnson Co.	124,195	6,995,904
Merck & Co. Inc.	83,999	2,771,967
Millipore Corp.*	150,000	7,177,500
Novartis AG ADR	185,384	8,651,871
Pfizer Inc.	415,833	12,724,490
Wyeth	145,544	5,443,346
		46,890,958

Health Care Services 0.1%
Medco Health Solutions Inc.*	11,124	343,732

Hospital Supply 1.1%
Medtronic Inc.	60,000	3,114,000
Total Health Care		50,348,690

Integrated Oils 8.2%

Integrated International 8.2%
BP PLC ADR	147,629	8,493,096
Exxon Mobil Corp.	312,469	15,101,627
Total Integrated Oils		23,594,723

Other 7.7%

Multi-Sector 7.7%
Berkshire Hathaway Inc. Cl. B*	3,687	10,585,377
General Electric Co.	344,970	11,584,093
Total Other		22,169,470

Other Energy 2.8%

Offshore Drilling 0.3%
Transocean Inc.	21,148	756,675

Issuer	Shares	Value

Oil Well Equipment & Services 2.5%
Schlumberger Ltd.	109,238	7,352,810
Total Other Energy		8,109,485

Producer Durables 5.2%

Aerospace 2.4%
Boeing Co.	131,800	6,803,516

Industrial Products 0.2%
Agilent Technologies Inc.*	29,749	641,686

Machinery 2.6%
Caterpillar Inc.	93,884	7,552,968
Total Producer Durables		14,998,170

Technology 14.0%

Computer Software 3.8%
Microsoft Corp.	399,890	11,056,959

Computer Technology 7.1%
Dell Inc.*	170,500	6,069,800
Hewlett-Packard Co.	349,270	6,548,812
International Business Machines Corp.	92,371	7,919,890
		20,538,502

Electronics 1.7%
General Dynamics Corp.	46,500	4,747,650

Electronics: Semiconductors/Components 1.4%
Intel Corp.	200,000	4,012,000
Total Technology		40,355,111

Utilities 2.6%

Telecommunications 2.6%
Vodafone Group plc ADR	309,500	7,462,045
Total Utilities		7,462,045
Total Common Stocks (Cost $98,607,303)		286,000,097

Coupon Rate	Principal Amount	Maturity Date	Value
Commercial Paper 1.0%
Federal National Mortgage Association, 1.71%	$2,738,000	10/06/2004	2,737,350
UBS Finance Inc. 1.76%	190,000	10/04/2004	189,972
Total Commercial Paper (Cost $2,927,322)			2,927,322

		% of Net Assets
Summary of Portfolio Assets
Investments (Cost $101,534,625)		100.1%	$288,927,419

Cash and Other Assets, Less Liabilities		(0.1)%	(377,871)

Net Assets		100.0	$288,549,548

KEY TO SYMBOLS

*              Denotes a security which has not paid a dividend during the last year.

ADR       Stands for American Depository Receipt, representing ownership of foreign securities.

Item 2: Controls and Procedures.

(a)

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the Registrant’s internal control over financial reporting during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registant’s internal control over financial reporting.

Item 3. Exhibits

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

State Street Research Exchange Trust Certification

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

State Street Research Exchange Trust

By	/s/ Richard S. Davis

Richard S. Davis President, Chairman and Chief Executive Officer

Date: November 29, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Richard S. Davis

Richard S. Davis President, Chairman and Chief Executive Officer

Date: November 29, 2004

By	/s/ Douglas A. Romich

Douglas A. Romich Treasurer, Principal Financial Officer

Date: November 29, 2004